BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2012
Borrowings Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2011	2012
	RMB	RMB

Short-term borrowings	20,000	35,000

Current portion of long-term borrowings	-	4,000

Long-term borrowings	-	35,000